EQUITY FINANCING AGREEMENT AND NOTE PAYABLE (Details) - USD ($)	Jun. 30, 2018	Sep. 30, 2017
Total	$ 40,000
Current portion	40,000
GHS Investments, Inc [Member]
Total	$ 40,000